Taxation - Summary of Movement of Net Deferred Tax Assets/(Liabilities) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	¥ 1,226			¥ 5,973
Net deferred tax liabilities, Beginning balance	(87)
Deferred tax (charged)/credited to the statements of income	(453)		¥ (2,423)	(2,259)
Deferred tax credited/(charged) to other comprehensive income	(5)		1	3
Net deferred tax liabilities, Ending balance	(64)	$ (10)	(87)
Net deferred tax assets, Ending balance	745	$ 114	1,226
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	1,226		3,401	5,973
Deferred tax (charged)/credited to the statements of income	(471)		(2,447)	(2,256)
Deferred tax credited/(charged) to other comprehensive income	(10)		1	3
Net deferred tax assets, Ending balance	745		1,226	3,401
Deferred tax assets [member] | Impact on initial application of IFRS 15 (Note) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance				(584)
Deferred tax assets [member] | Impact on initial application of IFRS 9 (2014), "Financial instruments" ("IFRS 9 (2014)") (Note) [member[
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance				265
Deferred tax assets [member] | Impact on initial application of IFRS 16 (Note) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance			271
Net deferred tax assets, Ending balance				271
Deferred tax assets [member] | As Restated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	1,226		3,672	5,654
Net deferred tax assets, Ending balance			1,226	3,672
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities, Beginning balance	(87)		(111)	(108)
Deferred tax (charged)/credited to the statements of income	18		24	(3)
Deferred tax credited/(charged) to other comprehensive income	5
Net deferred tax liabilities, Ending balance	¥ (64)		¥ (87)	¥ (111)